Share Capital (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Equity Financing

An unlimited number of common shares.

(i)	Equity Raises

During fiscal 2018 the Company completed the following equity financings:

	Number of Shares	Share Capital
Equity financing - February 7, 2018 - net of share issue costs of $8,615	5,800,000	$192,065
Equity investment from Greenstar - November 2, 2017 - net of share issue costs of $707	18,876,901	173,765
Equity financing - July 21, 2017 - net of share issue costs of $78	3,105,590	24,922
Total equity raise share issuances	27,782,491	$390,752
20.	Share capital (CONTINUED)

During fiscal 2017 the Company completed the following equity financings:

	Number of Shares	Share Capital
Equity private placement financing - March 22, 2017 - net of share issue costs of $90	2,500,000	$24,160
Equity financing - December 22, 2016 - net of share issue costs of $3,886	5,662,000	56,131
Equity financing - August 24, 2016 - net of share issue costs of $2,407	9,453,000	32,096
Equity financing - April 15, 2016 - net of share issue costs of $707	5,002,500	10,799
Total equity raise share issuances	22,617,500	$123,186

Summary of Equity Issuances Related to Acquisitions

	Notes	Number of Shares	Share Capital	Share Based Reserve
Issuance of shares for rTrees acquisition - net of share issue costs of $69	10(a)(i)	3,494,505	$28,026	$1,079
Issuance of shares for Spot acquisition - net of share issue costs of $9	10(a)(v)	111,669	984	-
Issuance of shares for Green Hemp acquisition - net of share issue costs of $9	10(a)(v)	24,577	848	-
Shares released from escrow related to the MedCann Access acquisition		240,678	390	(390)
Shares released from escrow related to the Hemp.CA acquisition	10(b)(iii)	129,016	-	-
Shares released from escrow related to the Spektrum Cannabis GmbH acquisition	10(b)(ii)	367,981	-	-
Shares released from escrow related to the Vert Medical acquisition	10(b)(iii)	147,453	-	-
Total acquisition related share issuances		4,515,879	$30,248	$689
20.	Share capital (CONTINUED)

During fiscal 2017 the Company issued the following shares as a result of business combinations that occurred in the current or prior years:

	Notes	Number of Shares	Share Capital	Share Based Reserve
Issuance of shares for Mettrum acquisition - net of share issue costs of $997	10(b)(i)	34,265,042	$336,514	$12,143
Issuance of shares per Spektrum Cannabis GmbH acquisition	10(b)(ii)	674,631	10,406	-
Issuance of shares per Vert acquisition	10(b)(iii)	58,978	1,664	-
Issuance of shares per Hemp acquisition	10(b)(iii)	129,021	1,711	-
Shares released from escrow related to the MedCann Access acquisition		1,011,239	2,919	(468)
Total acquisition related share issuances		36,138,911	$353,214	$11,675

Summary of Other Equity Issuances

During fiscal 2018 the Company other share issuances were comprised of:

	Notes	Number of Shares	Share Capital	Share Based Reserve
Shares released from escrow to LBC Holdings, Inc.		87,836	$1,297	$(1,297)
Shares issued to BC Tweed Partner for performance conditions	20(c)	155,158	1,880	(1,880)
Shares issued for Apollo/Bodystream earnout	20(c)	243,493	2,398	(2,398)
Issuance of shares for Niagara asset acquisition - net of share issue costs of $8	9	111,366	995	-
Issuance of shares for acquired intangible - net of share issue costs of $14	11	117,253	3,225	-
Total other share issuances		715,106	$9,795	$(5,575)

During fiscal 2017 the Company other share issuances were comprised of:

		Number of Shares	Share Capital	Share Based Reserve
Shares released from escrow to LBC Holdings, Inc.		138,032	$639	$(639)
Issuance of shares for 1 Hershey Drive purchase	9	94,397	858	-
Issuance of shares per service agreements		156,240	1,333	-
Total other share issuances		388,669	$2,830	$(639)

Summary of Warrants
(i)	Warrants
	Number of whole warrants	Average exercise price	Warrant value	Expiry date
Balance at March 31, 2017	-	$-	$-
Greenstar equity investment - net of warrant issue cost of $253	18,876,901	12.98	70,265	May 1, 2020
rTrees acquisition	242,408	3.83	1,302	April 30, 2018
Exercise of warrants	(207,297)	3.72	(1,113)	N/A
Balance at March 31, 2018	18,912,012	$12.96	$70,454

Summary of Changes in ESOP Options
20.	Share capital (CONTINUED)

The following is a summary of the changes in the Company’s ESOP options during the period:

	Options issued	Weighted average exercise price
Balance outstanding at March 31, 2016	8,446,182	$2.05
Options granted	4,337,701	6.23
Replacement options issued as a result of the Mettrum acquisition	2,417,102	2.35
Options exercised	(4,010,865)	1.74
Options forfeited/cancelled	(1,146,008)	2.78
Balance outstanding at March 31, 2017	10,044,112	$3.97
Options granted	12,832,237	16.50
Replacement options issued as a result of the rTrees acquisition	224,433	3.18
Options exercised	(3,912,946)	2.82
Options forfeited/cancelled	(1,942,001)	9.32
Balance outstanding at March 31, 2018	17,245,835	$12.95

Summary of Outstanding Stock Options

The following is a summary of the outstanding stock options as at March 31, 2018:

Options Outstanding			Options Exercisable
Number Outstanding at March 31, 2018	Weighted Average Remaining Contractual Life (years)	Range of Exercise Prices	Number Exercisable at March 31, 2018	Range of Exercise Prices

3,471,904	3.41	$0.56 - $3.78	1,569,274	$0.56 - $3.78
5,731,691	5.13	$3.79 - $8.51	577,665	$3.79 - $8.51
2,712,240	4.91	$8.52 - $11.76	536,254	$8.52 - $11.76
1,540,000	5.67	$11.77 - $27.94	16,667	$11.77 - $27.94
3,790,000	5.88	$27.95 - $33.66	-	$27.95 - $33.66

17,245,835	4.96		2,699,860

Summary of Assumptions Used Following Black-Scholes Option Pricing Model to Establish Fair Value of Options
20.	Share capital (CONTINUED)

In determining the amount of share-based compensation related to options issued during the year, the Company used the Black-Scholes option pricing model to establish the fair value of options granted during the year ended March 31, 2018 and 2017 on their measurement date by applying the following assumptions:

	March 31,	March 31,
	2018	2017
	(Weighted average)	(Range)
Risk-free interest rate	1.54%	0.50% - 1.94%
Expected life of options (years)	3 - 5	1 - 6
Expected annualized volatility	64%	55% - 70%
Expected forfeiture rate	11%	7%
Expected dividend yield	nil	nil
Black-Scholes value of each option	$8.88	$0.20 - $6.09

Summary of Share-based Compensation Expense related to Acquisition

Share-based compensation expense related to acquisition milestones is comprised of:

				Compensation expense
	Notes	Released during fiscal 2018	Remaining shares to be issued on completion of milestones*	March 31, 2018	March 31, 2017
Apollo/Bodystream	(i)	243,493	1,941,804	$5,095	$690
Spektrum Cannabis GmBH	(ii)	-	23,570	349	-
Spot	10(a)(v)	-	30,658	330	-
Spectrum Denmark	10(a)(iii)	-	1,906,214	7,206	-
BC Tweed	13	155,158	240,061	5,001	-
Vert Mirabel	10(a)(iv)	-	84,903	1,131	-
Green Hemp	10(a)(v)	-	24,567	167	-
Intellectual property acquisition	11	-	33,804	196	-
				$19,475	$690

20.	Share capital (CONTINUED)
(i)

The obligation for share-based compensation owing to former shareholders of Apollo Applied Research Inc., and Apollo CRO Inc. (together “Apollo”) and 2344823 Ontario Inc., operating as Bodystream (“Bodystream”) was assumed by the Company in fiscal 2017 on the acquisition of Mettrum Health Corp. and its subsidiaries (“Mettrum”). The maximum number of Company shares that would be issued with respect to the Apollo and Bodystream agreements is 1,111,702 and 1,073,595 shares, respectively. The Company has estimated the number of shares it expects to vest and is amortizing the expense over the expected vesting period based on the fair value of the shares on the acquisition date.

(ii)

The share-based compensation expense is related to a bonus that will be paid to a former shareholder of Spektrum Cannabis GmbH within two years of the acquisition date if certain performance targets are met and the shareholder remains as an employee.